Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated December 30, 2021,
for the iShares MSCI Emerging Markets Multifactor ETF (EMGF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of approximately 255 companies from the following 20 countries: Brazil, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated December 30, 2021,
for the iShares MSCI Emerging Markets Multifactor ETF (EMGF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of approximately 255 companies from the following 20 countries: Brazil, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.